Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
11. Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2021 and 2020:

	Weighted Average Life (in years)	2021		2020
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.41	$297,986	($202,569)	$298,395	($197,038)
Developed technology	10.70	810,420	(400,021)	860,129	(378,705)
Customer base, trademarks, and non-compete agreements	12.36	263,878	(204,197)	314,876	(233,981)
	11.00	$1,372,284	($806,787)	$1,473,400	($809,724)
Unamortized Intangible Assets:
In-process research and development		$61,939		$62,518
Goodwill		2,350,763		2,364,031
		$2,412,702		$2,426,549
The in-process research and development as of December 31, 2021 is from the acquisitions of NeuMoDx in 2020 and STAT-Dx in 2018. The estimated fair value of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
The changes in intangible assets, excluding goodwill, for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$726,194	$632,434
Additions	23,969	24,007
Additions from acquisitions	—	157,170
Amortization	(104,371)	(103,230)
Disposals	(4,571)	(537)
Foreign currency translation adjustments	(13,785)	16,350
Balance at end of year	$627,436	$726,194
Cash paid for purchases of intangible assets during the year ended December 31, 2021 totaled $16.6 million, of which $8.4 million is related to current year payments for assets that were accrued as of December 31, 2020 and $0.2 million is related to prepayments recorded in other long-term assets in the accompanying consolidated balance sheet. Intangible additions of $24.0 million includes $15.0 million associated to a fully paid-up technology license received in exchange for a convertible note as discussed further in FN 24 "Related Party Transactions", $8.1 million of cash paid during the year and $0.9 million of additions which were previously recorded as prepayments.
Cash paid for intangible assets during the year ended December 31, 2020 totaled $171.5 million of which $146.1 million is related to payments in 2020 for licenses that were accrued as of December 31, 2019, $24.0 million of current year additions and $1.4 million for prepayments recorded in other long-term assets in accompanying consolidated balance sheet.
Amortization expense on intangible assets totaled approximately $104.4 million, $103.2 million and $122.6 million, respectively, for the years ended December 31, 2021, 2020 and 2019. During the year ended December 31, 2019, we recorded an impairment charge of $40.3 million related to the restructuring activities discussed further in Note 6 "Restructuring and Impairments" of which $28.1 million is related to patent and license rights and $12.1 million is related to developed technology.
Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2022	$90,798
2023	$88,438
2024	$84,768
2025	$72,974
2026	$64,946
The changes in goodwill for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$2,364,031	$2,140,503
Business combinations	—	157,627
Purchase adjustments	33,716	3,382
Foreign currency translation adjustments	(46,984)	62,519
Balance at end of year	$2,350,763	$2,364,031
The changes in the carrying amount of goodwill during the year ended December 31, 2021 resulted primarily from changes in foreign currency translation partially offset by purchase adjustments related to the acquisition of NeuMoDx discussed in in Note 5 "Acquisitions". The changes in goodwill during the year ended December 31, 2020 resulted primarily from the acquisition of NeuMoDx and changes in foreign currency translation.